Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses and Other Current Liabilities
Research costs - Nordic	$ 17,998	$ 5,414
Research costs - other	1,599	1,144
Payroll and employee benefits	1,005	962
Professional fees	426	399
Vacation	69	129
Accrued interest on notes payable	852	595
Other	58	97
Total accrued expenses and other current liabilities	$ 22,007	$ 8,740